Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	May 21, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 29, 2020	Dec. 31, 2019
Multiemployer Plan [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-15 reverse stock split
Common Stock, Shares, Outstanding			164,700,000
Stock Issued During Period, Shares, Stock Splits			983
Revenue for Vessels	$ 46,549	$ 47,745		$ 93,039	$ 94,563
Navios Containers
Multiemployer Plan [Line Items]
Ownership percentage	33.50%			33.50%			33.50%
Navios Europe I I [Member]
Multiemployer Plan [Line Items]
Ownership percentage						5.00%
After Reverse Stock Split
Multiemployer Plan [Line Items]
Stock Issued During Period, Shares, Reverse Stock Splits			11,000,000
Time charter
Multiemployer Plan [Line Items]
Revenue for Vessels	$ 45,679	$ 45,450		$ 91,328	88,979
Voyage contracts
Multiemployer Plan [Line Items]
Revenue for Vessels				306	3,808
Pooling arrangements
Multiemployer Plan [Line Items]
Revenue for Vessels				1,405	1,776
Profit sharing arrangements
Multiemployer Plan [Line Items]
Revenue for Vessels				$ 0	$ 0